Long-Term Bank Loans (Details)			12 Months Ended
	Mar. 28, 2025 USD ($)	Mar. 28, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 TWD ($)	Mar. 18, 2025	Aug. 25, 2020 TWD ($)	Aug. 20, 2019 USD ($)	Jun. 05, 2014 USD ($)
Long-Term Bank Loans [Line Items]
Loan amount			$ 2,124,000
Repaid amount	$ 16,000	$ 500,000
Maturity date											Aug. 20, 2026
Forecast [Member]
Long-Term Bank Loans [Line Items]
Loan amount									$ 147	$ 4,598
New Loan Agreement [Member]
Long-Term Bank Loans [Line Items]
Outstanding loan			377,000	$ 11,828,000
Building and Building Improvements [Member]
Long-Term Bank Loans [Line Items]
Carrying amount			2,895,000		$ 2,817,000
Taiwan Cooperative Bank loan [Member]
Long-Term Bank Loans [Line Items]
Loan amount														$ 73,200,000
Loan agreement term														18 years
Outstanding loan			$ 1,747,000	$ 54,812,000	$ 1,677,000	$ 55,012,000
Interest rate per annum			2.72%	2.72%	2.72%	2.72%
Repaid amount	$ 6,000	$ 200,000
Taiwan Cooperative Bank loan [Member] | New Loan Agreement [Member]
Long-Term Bank Loans [Line Items]
Loan amount													$ 15,000,000
Loan agreement term													5 years
Outstanding loan					$ 376,000	$ 12,328,000
Interest rate per annum			2.88%	2.88%	2.88%	2.88%
Shanghai Commercial & Savings Bank loan [Member]
Long-Term Bank Loans [Line Items]
Loan amount												$ 16,000,000
Loan agreement term												5 years
Outstanding loan					$ 36,000	$ 1,180,000
Interest rate per annum					3.38%	3.38%
Repaid amount			$ 38,000	$ 1,180,000	$ 55,000	$ 1,770,000	$ 57,000	$ 1,770,000